Reserves	12 Months Ended
Dec. 31, 2017
Disclosure of reserves within equity [abstract]
Disclosure of reserves within equity [text block]
12.	Reserves

(a)	Stock Options

The Company’s stock option plan is a fixed share stock option plan pursuant to which options on up to 7,500,000 common shares may be issued to directors, officers, employees and service providers of the Company. Each option granted shall be for a term not exceeding five years from the date of grant and the vesting period is determined at the discretion of the Board. The option exercise price is set at the date of grant and cannot be less than the closing market price of the Company’s common shares on the TSX on the day of grant. At December 31, 2017, there were 5,200,000 incentive stock options outstanding. Each stock option is exercisable for one ordinary share of the Company. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

	December 31, 2017		December 31, 2016
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	5,850,000	$0.36	973,800	$0.55
Expired	(650,000)	0.46	(323,800)	0.72
Granted	-	-	5,200,000	0.35
Outstanding, end of year	5,200,000	$0.35	5,850,000	$0.36

As at December 31, 2017, the Company had outstanding and exercisable stock options, with a weighted average remaining contractual life of 3.6 years, to purchase an aggregate 5,200,000 common shares as follows:

	Options Outstanding		Options Exercisable
Expiry Date			Number of Options	Weighted Average Exercise Price
August 10, 2021	5,200,000	$0.35	3,900,000	$0.35
	5,200,000	$0.35	3,900,000	$0.35

For the year ended December 31, 2017, the Company recorded share-based compensation expense for stock options granted to directors, officers and employees of $361,000 (2016 - $492,000 and 2015 - $nil).

The share-based compensation expense was determined using the Black-Scholes option pricing model, based on the following terms and assumptions:

Year of Grant	Year ended December 31, 2016
Dividend Yield	0%
Risk free interest rate	0.54%
Expected life	2.6 to 3.5 years
Expected volatility (1)	92% to 97%
Weighted average grant date fair value of the options granted	$0.19

(1) Determined based on historical volatility of the Company’s share price.

(b)	Restricted Share Units (“RSUs”) and Deferred Share Units (“DSUs”)

At the Annual General Meeting held on June 19, 2014, shareholders approved the adoption of a Restricted Share Unit Plan (the “RSU Plan”) and a Deferred Share Unit Plan (the “DSU Plan”). The RSU Plan and the DSU Plan provide for the issuance of shares to eligible employees, directors and consultants, subject to certain vesting and deferral provisions, to a maximum number, equal to 3% and 2% respectively, of the issued and outstanding common shares of the Company.

During the year ended December 31, 2017, the Company issued 662,440 DSUs to directors and did not issue RSUs to senior officers (December 31, 2016 – 376,034 DSUs and 1,900,000 RSUs).

At December 31, 2017, there were 1,123,844 DSUs and 5,550,000 RSUs outstanding (December 31, 2016 – 461,404 DSUs and 5,550,000 RSUs).

	Number of DSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding, December 31, 2015	276,340	$0.09	3,650,000	$0.11
Redeemed	(190,970)	0.13	-	-
Granted	376,034	0.24	1,900,000	0.33
Outstanding, December 31, 2016	461,404	0.20	5,550,000	0.19
Granted	662,440	0.19	-	-
Outstanding, December 31, 2017	1,123,844	$0.19	5,550,000	$0.19

The RSUs granted were subject to a ten to eighteen month vesting period; a pay-out date of 2.5 to 3 years; an expiry date of 5 years; and are assigned a fair value based on the share price at time of issuance. Upon issuance, the DSUs are fully vested and are assigned a fair value based on the share price at time of issuance. Subject to the terms and conditions of the DSU Plan, DSUs are settled upon retirement.

For the year ended December 31, 2017, the Company recognized share-based compensation expense for DSUs granted of $125,000 (2016 - $90,000 and 2015 - $25,000) and RSUs granted of $356,000 (2016 - $522,000 and 2015 - $99,000).

Subsequent to year-end, on January 24, 2018, the Company issued 2,300,000 RSUs to senior management with a vesting date of December 31, 2018, a pay-out date of January 1, 2020 and an expiry date of December 31, 2022.

(c)	Share Purchase Warrants

As at December 31, 2017, the Company has outstanding exercisable warrants to purchase an aggregate 2,448,000 common shares, with a remaining contractual life of 6 months, as follows:

	December 31, 2017		December 31, 2016
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	16,734,000	$0.46	16,908,360	$0.48
Exercised	-	-	(406,200)	0.35
Expired	(14,286,000)	0.50	(2,216,160)	0.35
Issued	-	-	2,448,000	0.25
Outstanding, end of period	2,448,000	$0.25	16,734,000	$0.46

	Warrants Outstanding and Exercisable
Expiry Date	Number of Warrants	Weighted Average Exercise Price
July 7, 2018	2448000	0.25
	$2,448,000	$0.25

The fair value ($440,000 – see Note 11) of warrants, issued during the year ended December 31, 2016, was determined using the Black-Scholes option pricing model, based on the following terms and assumptions:

Year of Grant	Year ended December 31, 2016
Dividend Yield	0%
Risk free interest rate	0.47%
Expected life	2 years
Expected volatility (1)	109%
Weighted average grant date fair value of the warrants issued	$0.18

(1) Determined based on historical volatility of the Company’s share price.

(d)	Summary

A summary of the changes to the reserves is summarized below as follows:

	Share Options and Units	Warrants	Unexercised Share Options, Units and Warrants	Normal Course Issuer Bid	Total
Balance, December 31, 2015	$234	$1,722	$11,834	$604	$14,394
Deferred share units exercised	(24)	-	-	-	(24)
Share-based compensation	1,104	-	-	-	1,104
Stock options expired	(114)	-	114	-	-
Warrants exercised	-	(41)	-	-	(41)
Warrants expired	-	(226)	226	-	-
Warrants issued	-	440	-	-	440
Balance, December 31, 2016	1,200	1,895	12,174	604	15,873
Share-based compensation	842	-	-	-	842
Stock options expired	(143)	-	143	-	-
Warrants expired	-	(1,456)	1,456	-	-
Balance, December 31, 2017	$1,899	$439	$13,773	$604	$16,715